SUBSIDIARY PUBLIC ISSUERS AND FINANCE SUBSIDIARY - Schedule Of Summarized Financial Information And Non-Guarantor Subsidiaries (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Revenue	$ 95,924	$ 92,769
Net income attributable to shareholders	1,130	2,056
Total assets	490,095	441,284
Total liabilities	321,853	299,393
Non-controlling interest - preferred equity	230	230
The Corporation
Disclosure of subsidiaries [line items]
Revenue	2,787	2,491
Net income attributable to shareholders	1,130	2,056
Total assets	77,567	71,514
Total liabilities	31,790	27,761
Non-controlling interest - preferred equity	0	0
BFI
Disclosure of subsidiaries [line items]
Revenue	312	284
Net income attributable to shareholders	(27)	(8)
Total assets	10,813	9,769
Total liabilities	8,793	8,544
Non-controlling interest - preferred equity	0	0
Brookfield Finance Inc II [Member]
Disclosure of subsidiaries [line items]
Revenue	24	2
Net income attributable to shareholders	(17)	0
Total assets	757	740
Total liabilities	752	737
Non-controlling interest - preferred equity	0	0
BFL
Disclosure of subsidiaries [line items]
Revenue	0	30
Net income attributable to shareholders	0	0
Total assets	0	16
Total liabilities	2	6
Non-controlling interest - preferred equity	0	0
Brookfield Finance LLC II [Member]
Disclosure of subsidiaries [line items]
Revenue	0	0
Net income attributable to shareholders	0	0
Total assets	0	0
Total liabilities	0	0
Non-controlling interest - preferred equity	0	0
Brookfield Finance Australia [Member]
Disclosure of subsidiaries [line items]
Revenue	0	0
Net income attributable to shareholders	0	0
Total assets	0	0
Total liabilities	0	0
Non-controlling interest - preferred equity	0	0
Brookfield Finance I (UK) PLC
Disclosure of subsidiaries [line items]
Revenue	15	35
Net income attributable to shareholders	15	11
Total assets	160	232
Total liabilities	1	4
Non-controlling interest - preferred equity	230	230
US LLC Issuer
Disclosure of subsidiaries [line items]
Revenue	24	0
Net income attributable to shareholders	0	0
Total assets	552	0
Total liabilities	549	0
Non-controlling interest - preferred equity	0	0
BIC
Disclosure of subsidiaries [line items]
Revenue	188	507
Net income attributable to shareholders	34	487
Total assets	4,165	4,170
Total liabilities	3,546	3,520
Non-controlling interest - preferred equity	0	0
Subsidiaries of the Corporation other than BFI, BFL and BIC
Disclosure of subsidiaries [line items]
Revenue	104,516	111,633
Net income attributable to shareholders	8,348	18,598
Total assets	561,498	492,799
Total liabilities	320,691	297,397
Non-controlling interest - preferred equity	0	0
Material reconciling items
Disclosure of subsidiaries [line items]
Revenue	(11,942)	(22,213)
Net income attributable to shareholders	(8,353)	(19,088)
Total assets	(165,417)	(137,956)
Total liabilities	(44,271)	(38,576)
Non-controlling interest - preferred equity	$ 0	$ 0